Income Taxes (Tables)	12 Months Ended
Jul. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of (Benefit) Provision for Income Taxes

Set forth below is the (benefit) provision for income taxes for continuing operations for the years ended July 31:

All figures below are rounded to the nearest thousand	2022	2021
Current:
Federal	$-	$-
State	(3,334,000)	(2,412,000)
Foreign	-	-
Total (benefit from) provision for income taxes	$(3,334,000)	$(2,412,000)

Schedule of Significant Components of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of July 31, 2022 and 2021 are listed below:

All figures below are rounded to the nearest thousand	2022	2021
Net operating loss carryforwards	$63,759,000	$56,369,000
Credits	7,082,000	5,566,000
Start-up costs	14,000	17,000
Accumulated depreciation	68,000	74,000
Option and stock awards	1,148,000	1,179,000
Other	162,000	180,000
Net deferred tax assets	72,233,000	63,385,000
Valuation allowance for deferred tax assets	(72,233,000)	(63,385,000)
Net deferred taxes	$-	$-

Schedule of Reconciliation of Income Taxes Using Statutory Income Tax Rate

A reconciliation of income taxes using the statutory income tax rate, compared to the effective rate, is as follows:

	2022	2021
Federal tax benefit at the expected statutory rate	21.00%	21.00%
State income tax, net of federal tax benefit	7.02%	4.01%
Non-deductible expenses	0.38%	(1.17)%
Tax impact of stock option cancellations	-%	-%
Tax impact of sales of state net operating losses and credits	(1.87)%	(1.07)%
Change in valuation allowance	(19.15)%	(20.05)%
Other	1.51%	2.35%
Income tax benefit effective rate	8.89%	5.07%